COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares/Units	Value
COMMON STOCK	112.0%
AUSTRALIA	5.6%
RAILWAYS	0.8%
Aurizon Holdings Ltd.		8,589,984	$20,963,565

TOLL ROADS	4.8%
Atlas Arteria Ltd.(a)(b)		18,295,481	61,851,575
Transurban Group(b)		6,284,238	57,044,717

			118,896,292

TOTAL AUSTRALIA			139,859,857

BRAZIL	2.6%
ELECTRIC	0.9%
Cia Paranaense de Energia—Copel		13,121,076	22,134,605

MARINE PORTS	0.8%
Santos Brasil Participacoes SA(a)		7,406,818	20,068,035

TOLL ROADS	0.9%
CCR SA(a)		10,300,010	22,877,567

TOTAL BRAZIL			65,080,207

CANADA	10.0%
DIVERSIFIED	0.1%
Tidewater Renewables Ltd.(c)		789,442	1,144,077

MIDSTREAM	9.4%
Enbridge, Inc.		1,843,322	74,880,484
Keyera Corp.		748,046	23,324,411
Pembina Pipeline Corp.		327,150	13,485,610
TC Energy Corp.		2,602,212	123,698,628

			235,389,133

RAILWAYS	0.5%
Canadian National Railway Co.		113,718	13,316,218

TOTAL CANADA			249,849,428

CHINA	1.5%
GAS DISTRIBUTION	1.0%
ENN Energy Holdings Ltd., (H Shares)(a)		3,323,021	25,669,059

MARINE PORTS	0.5%
China Merchants Port Holdings Co. Ltd., (H Shares)(a)		7,242,000	11,533,019

TOTAL CHINA			37,202,078

FRANCE	1.4%
ELECTRIC
Engie SA(a)		1,971,863	34,055,086

GREECE	0.4%
AIRPORT
Athens International Airport SA		1,058,181	9,003,971

HONG KONG	2.5%
ELECTRIC
CLP Holdings Ltd.		2,811,500	24,900,374
Power Assets Holdings Ltd.		5,747,000	36,815,812

			61,716,186

INDIA	2.7%
ELECTRIC
NTPC Ltd.		3,829,856	20,245,834
Power Grid Corp. of India Ltd.		11,146,154	46,751,965

			66,997,799

		Shares/Units	Value
ITALY	1.5%
GAS DISTRIBUTION
Italgas SpA		1,465,791	$8,859,829
Snam SpA		5,666,679	28,833,230

			37,693,059

JAPAN	2.2%
ELECTRIC	0.6%
Kansai Electric Power Co., Inc.(a)		1,002,600	16,532,698

GAS DISTRIBUTION	1.6%
Osaka Gas Co. Ltd.(a)		776,200	17,411,507
Tokyo Gas Co. Ltd.(a)		967,600	22,465,689

			39,877,196

TOTAL JAPAN			56,409,894

LUXEMBOURG	0.8%
COMMUNICATIONS
SES SA		4,242,439	21,241,663

MALAYSIA	0.6%
MARINE PORTS
Westports Holdings Bhd.		15,775,000	16,335,455

MEXICO	2.9%
AIRPORTS
Grupo Aeroportuario del Centro Norte SAB de CV(a)		1,523,926	12,853,917
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)		3,394,388	58,830,313

			71,684,230

NETHERLANDS	0.8%
MARINE PORTS
Koninklijke Vopak NV		459,751	21,330,638

NEW ZEALAND	1.3%
AIRPORT
Auckland International Airport Ltd.		6,665,359	31,631,744

PHILIPPINES	0.5%
MARINE PORTS
International Container Terminal Services, Inc.		1,795,530	12,944,798

SPAIN	2.1%
AIRPORT
Aena SME SA(a)(d)		234,282	51,532,276

THAILAND	1.8%
AIRPORT
Airports of Thailand PCL		22,143,900	44,043,496

UNITED KINGDOM	4.4%
ELECTRIC
National Grid PLC		8,001,022	110,178,773

UNITED STATES	66.4%
COMMUNICATIONS	9.9%
American Tower Corp.(e)		622,630	144,798,833
Crown Castle, Inc.(a)(f)		856,875	101,651,081

			246,449,914

		Shares/Units	Value
DIVERSIFIED	0.0%
Benson Hill, Inc.(c)		27,500	$198,000
Stem, Inc.(a)(c)(f)		637,750	222,064

			420,064

ELECTRIC	35.8%
Alliant Energy Corp.(a)(f)		945,688	57,393,805
CenterPoint Energy, Inc.(a)(f)		485,557	14,285,087
Consolidated Edison, Inc.(a)		228,427	23,786,104
Dominion Energy, Inc.(a)(f)		1,694,015	97,897,127
Duke Energy Corp.(a)(f)		1,065,824	122,889,507
Edison International(a)		805,239	70,128,264
Evergy, Inc.(a)(f)		474,479	29,422,443
Net Power, Inc.(a)(c)(f)		731,336	5,126,665
NextEra Energy, Inc.(a)(f)		1,660,815	140,388,692
PPL Corp.(a)(f)		3,566,814	117,990,207
Public Service Enterprise Group, Inc.(a)(f)		828,787	73,936,088
Southern Co.(a)		1,571,893	141,753,311

			894,997,300

GAS DISTRIBUTION	6.5%
NiSource, Inc.(a)		3,450,657	119,565,265
Sempra(a)(f)		499,673	41,787,653

			161,352,918

MIDSTREAM	7.2%
Cheniere Energy, Inc.(a)		227,623	40,935,720
Energy Transfer LP(a)(f)		1,606,191	25,779,366
Hess Midstream LP, Class A(a)(f)		278,347	9,817,299
Kinder Morgan, Inc.(a)		493,337	10,897,814
Kinetik Holdings, Inc.(a)(e)(f)		634,229	28,705,204
MPLX LP(a)(f)		514,959	22,895,077
ONEOK, Inc.(a)(f)		197,343	17,983,868
Plains All American Pipeline LP(a)(f)		1,264,432	21,963,184

			178,977,532

RAILWAYS	7.0%
CSX Corp.		1,795,731	62,006,591
Norfolk Southern Corp.(a)(e)(f)		232,187	57,698,470
Union Pacific Corp.		228,641	56,355,434

			176,060,495

TOTAL UNITED STATES			1,658,258,223

TOTAL COMMON STOCK (Identified cost—$2,092,419,394)			2,797,048,861

PREFERRED SECURITIES—EXCHANGE-TRADED	3.6%
BERMUDA	0.0%
INSURANCE
RenaissanceRe Holdings Ltd., 5.75%, Series F(a)(g)		7,000	173,390

CANADA	0.2%
UTILITIES
Algonquin Power & Utilities Corp., 9.603% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A(a)(h)		89,073	2,315,007
Brookfield BRP Holdings Canada, Inc., 4.625%(a)(g)		100,000	1,740,000

			4,055,007

		Shares/Units	Value
NETHERLANDS	0.0%
INSURANCE
AEGON Funding Co. LLC, 5.10%, due 12/15/49(a)		65,287	$1,452,636

UNITED STATES	3.4%
BANKING	1.1%
Bank of America Corp., 5.375%, Series KK(a)(g)		61,831	1,516,715
Bank of America Corp., 6.00%, Series GG(a)(g)		184,373	4,640,668
JPMorgan Chase & Co., 5.75%, Series DD(a)(g)		159,744	4,038,328
Morgan Stanley, 6.375%, Series I(a)(g)		118,969	3,011,105
Morgan Stanley, 6.625%, Series Q(g)		100,000	2,684,000
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(g)(i)		81,114	1,979,993
Wells Fargo & Co., 4.375%, Series CC(a)(g)		58,968	1,224,176
Wells Fargo & Co., 4.70%, Series AA(a)(g)		142,405	3,080,220
Wells Fargo & Co., 4.75%, Series Z(a)(g)		206,575	4,480,612
Wells Fargo & Co., 5.625%, Series Y(a)(g)		65,803	1,643,101
Wells Fargo & Co., 7.50%, Series L (Convertible)(g)		172	220,538

			28,519,456

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62(a)		144,325	3,681,731

CONSUMER STAPLE PRODUCTS	0.3%
CHS, Inc., 6.75%, Series 3(a)(g)		137,935	3,587,689
CHS, Inc., 7.10%, Series 2(a)(g)		135,283	3,493,007

			7,080,696

FINANCIAL SERVICES	0.3%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		32,128	833,722
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(g)		66,071	1,567,204
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(g)		100,000	2,488,000
Carlyle Finance LLC, 4.625%, due 5/15/61(a)		70,000	1,367,800

			6,256,726

INSURANCE	0.6%
Allstate Corp., 7.375%, Series J(a)(g)		98,834	2,737,702
Arch Capital Group Ltd., 5.45%, Series F(a)(g)		80,000	1,865,600
Athene Holding Ltd., 4.875%, Series D(a)(g)		55,443	1,075,594
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(g)(i)		115,223	2,862,139
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(i)		87,725	2,251,024
Enstar Group Ltd., 7.00% to 9/1/28, Series D(g)(i)		31,303	611,035
Equitable Holdings, Inc., 5.25%, Series A(a)(g)		52,000	1,204,840
MetLife, Inc., 5.625%, Series E(a)(g)		86,560	2,141,494
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a)(g)(i)		45,010	1,134,252

			15,883,680

TELECOMMUNICATIONS	0.3%
AT&T, Inc., 4.75%, Series C(a)(g)		182,869	3,842,078
AT&T, Inc., 5.00%, Series A(a)(g)		13,078	292,032
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(a)		94,315	2,089,077

			6,223,187

UTILITIES	0.7%
CMS Energy Corp., 5.875%, due 10/15/78(a)		63,498	1,569,671
CMS Energy Corp., 5.875%, due 3/1/79(a)		146,996	3,642,561
Duke Energy Corp., 5.75%, Series A(a)(g)		71,350	1,784,463
SCE Trust VIII, 6.95%, Series N(g)		38,033	1,015,481

		Shares/Units	Value
Sempra, 5.75%, due 7/1/79(a)		150,675	$3,729,206
Southern Co., 4.95%, due 1/30/80, Series 2020(a)(f)		230,000	5,460,200

			17,201,582

TOTAL UNITED STATES			84,847,058

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$91,934,436)			90,528,091

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	20.2%
AUSTRALIA	0.4%
BANKING	0.1%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26(a)(d)(g)(i)(j)		4,000,000	4,099,644

INSURANCE	0.3%
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN(a)(i)(k)		1,800,000	1,817,260
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44(a)(i)(k)		5,155,000	5,160,756

			6,978,016

TOTAL AUSTRALIA			11,077,660

CANADA	2.6%
BANKING	0.5%
Bank of Nova Scotia, 4.90% to 6/4/25(a)(g)(i)		1,840,000	1,819,502
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84(a)(i)		3,200,000	3,436,345
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82(a)(i)		3,400,000	3,686,086
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82(a)(i)		3,200,000	3,440,999

			12,382,932

PIPELINES	1.7%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A(a)(f)(i)		5,980,000	5,878,149
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A(a)(i)		4,155,000	4,165,774
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78(a)(f)(i)		5,913,000	5,917,783
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83(a)(f)(i)		3,985,000	4,115,218
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83(a)(i)		1,920,000	2,055,675
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5(a)(i)		3,820,000	4,056,011
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84(a)(i)		2,060,000	2,309,256
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79(a)(f)(i)		5,008,000	4,854,901
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82(a)(i)		2,500,000	2,430,369
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A(a)(f)(i)		6,499,000	6,468,686

			42,251,822

UTILITIES	0.4%
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54(d)(i)		2,100,000	2,150,155
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A(a)(f)(i)		7,268,000	7,337,192

			9,487,347

TOTAL CANADA			64,122,101

FINLAND	0.1%
BANKING
Nordea Bank Abp, 6.625% to 3/26/26(a)(d)(g)(i)(j)		1,400,000	1,420,587

FRANCE	1.5%
BANKING
BNP Paribas SA, 7.00% to 8/16/28(a)(d)(g)(i)(j)		1,000,000	1,024,033
BNP Paribas SA, 7.375% to 8/19/25(a)(d)(f)(g)(i)(j)		6,200,000	6,271,188

		Principal Amount*	Value
BNP Paribas SA, 7.75% to 8/16/29(a)(d)(g)(i)(j)		3,200,000	$3,379,011
BNP Paribas SA, 8.50% to 8/14/28(a)(d)(g)(i)(j)		2,000,000	2,150,686
BNP Paribas SA, 9.25% to 11/17/27(a)(d)(f)(g)(i)(j)		7,200,000	7,884,461
Credit Agricole SA, 8.125% to 12/23/25(a)(d)(g)(i)(j)		3,950,000	4,068,006
Societe Generale SA, 6.75% to 4/6/28(a)(d)(g)(i)(j)		4,000,000	3,821,148
Societe Generale SA, 8.00% to 9/29/25(a)(d)(g)(i)(j)		2,200,000	2,223,558
Societe Generale SA, 9.375% to 11/22/27(a)(d)(g)(i)(j)		2,400,000	2,527,301
Societe Generale SA, 10.00% to 11/14/28(a)(d)(g)(i)(j)		5,000,000	5,386,680

			38,736,072

ITALY	0.2%
BANKING
Intesa Sanpaolo SpA, 7.70% to 9/17/25(a)(d)(g)(i)(j)		3,900,000	3,904,994

JAPAN	0.5%
INSURANCE
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25(a)(g)(i)(k)		2,800,000	2,789,917
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44(d)(i)		5,600,000	5,618,643
Sumitomo Life Insurance Co., 5.875% to 1/18/34(a)(d)(f)(g)(i)		4,400,000	4,560,626

			12,969,186

NETHERLANDS	0.7%
BANKING	0.6%
ING Groep NV, 5.75% to 11/16/26(a)(f)(g)(i)(j)		5,000,000	4,964,189
ING Groep NV, 6.50% to 4/16/25(a)(g)(i)(j)		2,600,000	2,607,324
ING Groep NV, 7.25% to 11/16/34(g)(i)(j)(k)		1,800,000	1,860,638
ING Groep NV, 8.00% to 5/16/30(g)(i)(j)(k)		5,400,000	5,808,564

			15,240,715

INSURANCE	0.1%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48(a)(i)		2,875,000	2,879,459

TOTAL NETHERLANDS			18,120,174

SPAIN	0.6%
BANKING
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9(a)(f)(g)(i)(j)		1,800,000	1,805,560
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(a)(g)(i)(j)		4,000,000	4,426,164
Banco Santander SA, 9.625% to 11/21/28(a)(g)(i)(j)		4,400,000	4,900,729
Banco Santander SA, 9.625% to 5/21/33(a)(g)(i)(j)		3,800,000	4,476,946

			15,609,399

SWEDEN	0.2%
BANKING
Swedbank AB, 7.75% to 3/17/30(g)(i)(j)(k)		4,400,000	4,663,993

SWITZERLAND	1.3%
BANKING	0.8%
Credit Suisse Group AG, 5.25%, Claim(c)(d)(g)(j)(l)(m)		1,600,000	156,000
Credit Suisse Group AG, 6.375%, Claim(c)(d)(g)(j)(l)(m)		2,000,000	195,000
Credit Suisse Group AG, 7.50%, Claim(c)(d)(g)(j)(l)(m)		600,000	58,500
UBS Group AG, 6.875% to 8/7/25(a)(g)(i)(j)(k)		5,400,000	5,424,381
UBS Group AG, 9.25% to 11/13/28(a)(d)(f)(g)(i)(j)		7,000,000	7,756,707
UBS Group AG, 9.25% to 11/13/33(a)(d)(f)(g)(i)(j)		5,200,000	6,145,537

			19,736,125

		Principal Amount*		Value
INSURANCE	0.5%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52(a)(i)(k)		3,700,000		$3,759,416
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.125% to 6/1/28, due 6/1/48(a)(i)(k)		5,800,000		5,817,385
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN(i)(k)		4,000,000		3,519,250

				13,096,051

TOTAL SWITZERLAND				32,832,176

UNITED KINGDOM	2.1%
BANKING	1.5%
Barclays PLC, 9.625% to 12/15/29(a)(f)(g)(i)(j)		8,800,000		9,930,043
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2(a)(d)(f)(g)(i)		7,566,000		9,862,947
HSBC Holdings PLC, 6.00% to 5/22/27(g)(i)(j)		2,600,000		2,618,042
HSBC Holdings PLC, 6.50% to 3/23/28(a)(g)(i)(j)		2,800,000		2,848,339
Lloyds Banking Group PLC, 7.50% to 9/27/25(a)(g)(i)(j)		3,400,000		3,439,586
NatWest Group PLC, 6.00% to 12/29/25(a)(g)(i)(j)		2,000,000		2,003,963
NatWest Group PLC, 8.00% to 8/10/25(a)(f)(g)(i)(j)		6,000,000		6,098,502

				36,801,422

INSURANCE	0.2%
Beazley Insurance DAC, 5.50%, due 9/10/29(k)		2,600,000		2,596,886
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41(a)(i)(k)		1,300,000		1,237,519

				3,834,405

TELECOMMUNICATIONS	0.4%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81(a)(i)		2,090,000		1,896,965
Vodafone Group PLC, 6.25% to 10/2/24, due 10/3/78(a)(i)(k)		4,235,000		4,235,000
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79(a)(f)(i)		4,500,000		4,754,610

				10,886,575

TOTAL UNITED KINGDOM				51,522,402

UNITED STATES	10.0%
BANKING	4.8%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(g)(i)		2,682,000		2,724,840
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(f)(g)(i)		7,429,000		7,457,832
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(f)(g)(i)		6,000,000		6,135,570
Bank of America Corp., 6.50% to 10/23/24, Series Z(g)(i)		6,806,000		6,807,793
Bank of New York Mellon Corp., 4.625% to 9/20/26, Series F(a)(g)(i)		3,500,000		3,472,660
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(f)(g)(i)		6,983,000		6,706,744
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(g)(i)		2,936,000		2,938,418
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(g)(i)		3,250,000		3,136,174
Citigroup, Inc., 4.15% to 11/15/26, Series Y(a)(g)(i)		2,310,000		2,223,725
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(f)(g)(i)		5,569,000		5,583,062
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(f)(g)(i)		7,850,000		7,989,173
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(g)(i)		3,800,000		4,069,321
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a)(g)(i)		2,000,000		1,998,205
CoBank ACB, 6.25% to 10/1/26, Series I(g)(i)		2,866,000		2,897,916
First Horizon Bank, 6.416% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(d)(g)(h)		1,806	†	1,255,170
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(g)(i)		4,170,000		3,963,303
Goldman Sachs Group, Inc., 4.125% to 11/10/26, Series V(a)(g)(i)		1,000,000		959,161
Goldman Sachs Group, Inc., 5.30% to 11/10/26, Series O(a)(f)(g)(i)		1,645,000		1,649,239
Goldman Sachs Group, Inc., 7.379% to 2/10/25, Series Q(a)(g)(i)		1,000,000		1,004,743
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(g)(i)		2,290,000		2,433,056
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(g)(i)		1,000,000		956,337
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a)(g)(i)		894,000		897,896
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a)(g)(i)		2,500,000		2,500,000

		Principal Amount*	Value
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(g)(i)		2,000,000	$2,149,582
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(f)(g)(i)		4,450,000	4,541,212
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(g)(i)		2,000,000	2,035,984
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(g)(i)		1,849,000	1,845,615
State Street Corp., 6.70% to 3/15/29, Series I(a)(g)(i)		4,000,000	4,153,948
State Street Corp., 6.70% to 9/15/29, Series J(a)(g)(i)		3,000,000	3,113,406
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(g)(i)		2,109,000	2,082,158
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(g)(i)		500,000	492,433
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(g)(i)		1,500,000	1,492,159
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(f)(g)(i)		5,032,000	4,893,775
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a)(g)(i)		2,796,000	2,811,314
Wells Fargo & Co., 5.95%, due 12/15/36(a)		2,830,000	2,983,173
Wells Fargo & Co., 6.85% to 9/15/29(g)(i)		4,000,000	4,184,812
Wells Fargo & Co., 7.625% to 9/15/28(a)(g)(i)		3,390,000	3,700,300

			120,240,209

ENERGY	0.1%
BP Capital Markets PLC, 4.375% to 6/22/25(g)(i)		621,000	616,562
BP Capital Markets PLC, 4.875% to 3/22/30(g)(i)		2,550,000	2,530,308

			3,146,870

FINANCIAL SERVICES	0.2%
Discover Financial Services, 6.125% to 6/23/25, Series D(g)(i)		5,566,000	5,577,398

INSURANCE	1.9%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(a)(i)		3,700,000	3,751,367
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(f)(i)		7,170,000	7,423,704
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(d)(i)		2,600,000	2,720,463
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(a)(d)		1,680,000	1,856,098
Lincoln National Corp., 9.25% to 12/1/27, Series C(g)(i)		2,500,000	2,756,260
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(a)(d)(f)		5,850,000	6,522,779
MetLife, Inc., 9.25%, due 4/8/38(a)(d)(f)		6,500,000	7,767,890
MetLife, Inc., 10.75%, due 8/1/39(a)		1,000,000	1,431,151
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(a)(i)		1,600,000	1,590,676
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(a)(f)(i)		4,500,000	4,671,347
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(i)		1,200,000	1,285,506
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(i)		3,000,000	3,261,942
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(g)(i)		1,310,000	1,424,480

			46,463,663

PIPELINES	0.3%
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(g)(i)		3,357,000	3,437,652
Venture Global LNG, Inc., 9.00% to 9/30/29(d)(g)(i)		2,970,000	3,012,750

			6,450,402

UTILITIES	2.7%
AES Corp., 7.60% to 10/15/29, due 1/15/55(i)		2,000,000	2,104,618
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(a)(i)		4,200,000	3,982,019
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(i)		2,200,000	2,346,650
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(i)		3,780,000	3,907,246
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(i)		3,000,000	3,123,708
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(a)(i)		1,125,000	1,086,810
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(f)(g)(i)		8,000,000	7,831,602
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(i)		4,180,000	4,440,522

		Principal Amount*	Value
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(i)		3,800,000	$3,949,488
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(d)(i)		2,000,000	2,115,250
National Rural Utilities Cooperative Finance Corp., 7.125% to 6/15/28, due 9/15/53(a)(i)		2,240,000	2,358,892
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(i)		3,438,000	3,427,240
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(i)		4,000,000	4,206,008
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(i)		1,500,000	1,622,388
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(i)		3,000,000	3,106,617
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(i)		2,500,000	2,389,524
Sempra, 4.875% to 10/15/25(a)(f)(g)(i)		5,780,000	5,732,411
Sempra, 6.40% to 7/1/34, due 10/1/54(i)		3,520,000	3,535,424
Sempra, 6.875% to 7/1/29, due 10/1/54(i)		3,000,000	3,117,147
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(a)(i)		3,000,000	2,962,434

			67,345,998

TOTAL UNITED STATES			249,224,540

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$485,809,782)			504,203,284

CORPORATE BONDS	0.6%
ITALY	0.1%
UTILITIES
Enel Finance America LLC, 7.10%, due 10/14/27(a)(d)(f)		600,000	644,753
Enel Finance International NV, 7.50%, due 10/14/32(a)(d)		400,000	466,405

			1,111,158

UNITED STATES	0.5%
REAL ESTATE	0.2%
Realty Income Corp., 3.40%, due 1/15/30(a)		3,060,000	2,909,914
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(a)(d)(f)		1,700,000	1,730,699

			4,640,613

UTILITIES	0.3%
American Electric Power Co., Inc., 5.75%, due 11/1/27(a)		1,015,000	1,061,229
Southern California Edison Co., 5.85%, due 11/1/27(a)(f)		1,000,000	1,050,739
Southern Co., 5.113%, due 8/1/27(a)(f)		6,000,000	6,140,965

			8,252,933

TOTAL UNITED STATES			12,893,546

TOTAL CORPORATE BONDS (Identified cost—$13,462,869)			14,004,704

		Shares/Units
WARRANTS	0.0%
UNITED STATES	0.0%
Net Power, Inc., strike price $11.50, expires 3/12/26(a)(c)		182,834	226,714

TOTAL WARRANTS (Identified cost—$621,635)			226,714

		Shares/Units	Value
SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(n)		25,555,600	$25,555,600

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$25,555,600)			25,555,600

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,709,803,716)	137.4%		3,431,567,254
WRITTEN OPTION CONTRACTS (Premiums received—$330,373)	(0.0)		(382,500)
LIABILITIES IN EXCESS OF OTHER ASSETS	(37.4)		(934,460,647)

NET ASSETS (Equivalent to $25.86 per share based on 96,537,140 shares of common stock outstanding)	100.0%		$2,496,724,107

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(o)	Premiums Received	Value
Call — American Tower Corp.	$240.00	11/15/24	(750)	$(17,442,000)	$(330,373)	$(382,500)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)		Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 255,000,000	0.670%	Monthly	4.944%(p	)	Monthly	9/15/25	$8,344,984	$22,895	$8,367,879
212,500,000	1.240%	Monthly	4.944%(p	)	Monthly	2/3/26	7,652,901	3,888	7,656,789
85,000,000	0.898%	Monthly	4.944%(p	)	Monthly	5/1/26	3,927,090	12,612	3,939,702
255,000,000	1.237%	Monthly	4.944%(p	)	Monthly	9/15/27	16,203,755	40,521	16,244,276
							$36,128,730	$79,916	$36,208,646

The total amount of all interest rate swap contracts as presented in the table above is representative of the volume of activity for this derivative type during the period ended September 30, 2024.

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,999,030,542 in aggregate has been pledged as collateral.
(b)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non–income producing security.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $164,289,945 which represents 6.6% of the net assets of the Fund, of which 0.1% are illiquid.

(e)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $6,915,183 in aggregate has been pledged as collateral.
(f)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $870,614,485 in aggregate has been rehypothecated.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(h)	Variable rate. Rate shown is in effect at September 30, 2024.
(i)	Security converts to floating rate after the indicated fixed–rate coupon period.
(j)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $130,350,005 which represents 5.2% of the net assets of the Fund (3.8% of the managed assets of the Fund).

(k)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $48,690,965 which represents 2.0% of the net assets of the Fund, of which 0.0% are illiquid.

(l)	Security is in default.
(m)	Security value is determined based on significant unobservable inputs (Level 3).

(n)	Rate quoted represents the annualized seven–day yield.
(o)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(p)	Based on USD-SOFR-OIS. Represents rates in effect at September 30, 2024.

Sector Summary	% of Manged Assets
Electric	35.0
Midstream	12.0
Banking	8.8
Communications	7.8
Gas Distribution	7.7
Railways	6.1
Airports	6.0
Toll Roads	4.1
Utilities	3.1
Insurance	3.0
Marine Ports	2.4
Pipelines	1.4
Telecommunications	0.5
Other	2.1

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
Thailand	$—	$44,043,496	$—		$44,043,496
Other Countries	2,753,005,365	—	—		2,753,005,365
Preferred Securities—Exchange-Traded	90,528,091	—	—		90,528,091
Preferred Securities—Over-the-Counter:
Switzerland	—	32,422,676	409,500	(a)	32,832,176
Other Countries	—	471,371,108	—		471,371,108
Corporate Bonds	—	14,004,704	—		14,004,704
Warrants	—	226,714	—		226,714
Short-Term Investments	—	25,555,600	—		25,555,600

Total Investments in Securities(b)	$2,843,533,456	$587,624,298	$409,500		$3,431,567,254

Interest Rate Swap Contracts	$—	$36,208,646	$—		$36,208,646

Total Derivative Assets(b)	$—	$36,208,646	$—		$36,208,646

Written Option Contracts	$(382,500)	$—	$—		$(382,500)

Total Derivative Liabilities(b)	$(382,500)	$—	$—		$(382,500)

(a)	Securities have been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as Level 3 securities.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the monthly average volume of the Fund’s option contracts activity for the nine months ended September 30, 2024:

Written Option Contracts
Average Notional Amount(a)(b)	$19,579,281

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents eight months for written option contracts.